UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

CALIFORNIA MUNICIPALS FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide California investors with as high a level of current income exempt from regular federal income taxes and California state personal income taxes as is consistent with the preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset California Municipals Fund for the six-month reporting period ended August 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset California Municipals Fund

Performance review

For the six months ended August 31, 2019, Class A shares of Western Asset California Municipals Fund, excluding sales charges, returned 6.82%. The Fund’s unmanaged benchmark, the Bloomberg Barclays California Municipal Bond Indexi, returned 6.51% for the same period. The Lipper California Municipal Debt Funds Category Averageii returned 6.96% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset California Municipals Fund:
Class A	6.82%
Class C	6.53%
Class I	6.92%
Bloomberg Barclays California Municipal Bond Index	6.51%
Lipper California Municipal Debt Funds Category Average	6.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2019 for Class A, Class C and Class I shares were 1.28%, 0.71% and 1.49%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A and Class I shares would have been 1.27% and 1.48%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Performance of Class IS shares is not shown because the inception date for this share class was August 9, 2019.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2019, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.79%, 1.34% and 0.64%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to

Western Asset California Municipals Fund	III

Performance review (cont’d)

average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. As a non-diversified fund, the Fund can invest a larger percentage of its assets in fewer issues than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays California Municipal Bond Index is a market value weighted index of California investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 133 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset California Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset California Municipals Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.82%	$1,000.00	$1,068.20	0.78%	$4.06	[3]	Class A	5.00%	$1,000.00	$1,021.22	0.78%	$3.96
Class C	6.53	1,000.00	1,065.30	1.35	7.01	[3]	Class C	5.00	1,000.00	1,018.35	1.35	6.85
Class I	6.92	1,000.00	1,069.20	0.60	3.12	[3]	Class I	5.00	1,000.00	1,022.12	0.60	3.05
Class IS4	0.67	1,000.00	1,006.70	0.55	0.30	[5]	Class IS	5.00	1,000.00	1,022.37	0.55	2.80

2	Western Asset California Municipals Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

[4]	For the period August 9, 2019 (inception date) to August 31, 2019.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (20), then divided by 366.

Western Asset California Municipals Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays California Municipal Bond Index

MBS	— Mortgage-Backed Securities

WA CA Muni	— Western Asset California Municipals Fund

4	Western Asset California Municipals Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays California Municipal Bond Index

MBS	— Mortgage-Backed Securities

WA CA Muni	— Western Asset California Municipals Fund

Western Asset California Municipals Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 100.2%
Education — 5.9%
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Sciences Project, Refunding	5.000%	11/1/41	$4,500,000	$5,113,530
UCSF 2130 Third Street	5.000%	5/15/42	6,105,000	7,615,316
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/45	1,650,000	1,873,064	(a)
KIPP LA Project, Series A	5.000%	7/1/47	1,750,000	2,056,617	(a)
California State University Revenue, System-wide, Series A, Refunding,	5.000%	11/1/38	2,500,000	3,103,875
University of California, General Revenue, Refunding	5.000%	5/15/37	5,000,000	6,271,700
Total Education				26,034,102
Health Care — 6.3%
ABAG Finance Authority for Nonprofit Corps., CA, Revenue, Sharp HealthCare, Series A	5.000%	8/1/43	5,000,000	5,629,050
California Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	2,500,000	2,993,050
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford, Series B	5.000%	8/15/55	2,000,000	2,389,240
Stanford Hospital & Clinics, Series A	5.000%	8/15/51	10,000,000	10,897,100	(b)
California State MFA Revenue:
Channing House Project, Series A, Refunding, CMI	5.000%	5/15/35	500,000	616,125
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	835,320
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	1,000,000	1,103,620
California Statewide CDA Revenue:
899 Charleston Project, Series A	5.000%	11/1/29	1,635,000	1,847,664	(a)
Front Porch Communities & Services	5.000%	4/1/47	1,300,000	1,543,217
Total Health Care				27,854,386
Housing — 2.9%
California Statewide CDA Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/32	1,000,000	1,200,600

See Notes to Financial Statements.

6	Western Asset California Municipals Fund 2019 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing—continued
CHF Irvine LLC, Refunding	5.000%	5/15/33	$1,500,000	$1,796,490
CHF Irvine LLC, Refunding	5.000%	5/15/34	1,000,000	1,194,840
CHF Irvine LLC, Refunding	5.000%	5/15/35	1,000,000	1,192,660
CHF Irvine LLC, Refunding	5.000%	5/15/40	2,750,000	3,241,700
College Housing, NCCD Hooper Street LLC	5.250%	7/1/39	1,300,000	1,531,491	(a)
College Housing, NCCD Hooper Street LLC	5.250%	7/1/49	1,000,000	1,160,630	(a)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,475,000	1,585,065	(a)
Total Housing				12,903,476
Industrial Revenue—20.9%
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	10,500,000	11,268,180	(a)(c)
Chula Vista, CA, IDR:
San Diego Gas & Electric Co., Series A	5.875%	2/15/34	5,610,000	5,630,532
San Diego Gas & Electric Co., Series C	5.875%	2/15/34	11,000,000	11,040,260
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	2,000,000	2,404,660
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	2,000,000	2,051,320
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	1,500,000	1,538,490
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/24	10,000,000	11,702,800
Natural Gas Purchase, Series A	5.000%	11/15/29	2,500,000	3,215,275
Natural Gas Purchase, Series A	5.500%	11/15/37	10,970,000	15,898,821
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	3,500,000	5,598,180
Series C	6.500%	11/1/39	9,000,000	14,395,320
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A	5.000%	1/1/36	1,000,000	1,251,710	(c)
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A	5.000%	11/1/33	4,805,000	6,396,224
Total Industrial Revenue				92,391,772
Leasing—6.2%
Anaheim, CA, Public Financing Authority Revenue, Series A, Refunding	5.000%	5/1/39	5,500,000	6,409,315

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Leasing — continued
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	$6,000,000	$6,193,200
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	500,000	627,740
San Diego, CA, Public Facilities Financing Authority Revenue, Capital Improvement Project, Series A	5.000%	10/15/44	6,000,000	7,156,800
San Mateo, CA, Joint Powers Financing Authority Lease Revenue:
Capital Project, Series A	5.000%	7/15/38	3,505,000	4,416,125
Capital Project, Series A	5.000%	7/15/43	2,000,000	2,494,580
Total Leasing				27,297,760
Local General Obligation — 6.8%
Gilroy, USD, Refunding, Election 2008 & 2016, GO	4.000%	8/1/48	2,000,000	2,243,320
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	2,000,000	1,144,180
Series A, Refunding	0.000%	8/1/36	2,000,000	1,088,200
Series A, Refunding	0.000%	8/1/37	1,000,000	515,660
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO, Series A, BAM	5.000%	8/1/46	1,600,000	1,951,488
Oxnard Union High School District, CA, GO, 2018 Election, Series A	5.000%	8/1/42	5,500,000	6,644,330
San Diego, CA, USD, GO, CAB:
Series I	0.000%	7/1/34	5,000,000	3,072,900
Series I	0.000%	7/1/35	5,000,000	2,934,350
Series I	0.000%	7/1/36	6,500,000	3,639,090
Simi Valley USD, Series B, GO	4.000%	8/1/48	3,250,000	3,662,945
Westside Union School District:
Refunding, GO	5.000%	8/1/26	1,400,000	1,695,610	(d)
Refunding, GO	5.000%	8/1/40	1,210,000	1,434,951	(d)
Total Local General Obligation				30,027,024
Other — 2.0%
California State MFA Revenue:
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.625%	1/1/32	1,000,000	1,059,250	(a)
Goodwill Industries Sacramento Valley & Northern Nevada, Series A	6.875%	1/1/42	2,000,000	2,125,840	(a)

See Notes to Financial Statements.

8	Western Asset California Municipals Fund 2019 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Other—continued
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	$4,000,000	$4,844,720	(c)
Lee Lake, CA, Public Financing Authority Revenue, Junior Lien, Series B, Refunding	5.000%	9/1/25	955,000	1,050,500
Total Other				9,080,310
Power—7.8%
Los Angeles, CA, Department of Water & Power,
Power System Revenue:
Power System, Series A	5.000%	7/1/47	5,000,000	6,067,100
Series B, Refunding	5.000%	7/1/38	2,000,000	2,479,020
Series C	5.000%	7/1/42	5,000,000	6,206,850
Modesto, CA, Irrigation District Financing Authority Electric System Revenue:
Series A	5.000%	10/1/36	1,250,000	1,619,162
Series A	5.000%	10/1/38	2,000,000	2,564,840
Series A	5.000%	10/1/39	1,785,000	2,283,247
Northern California Transmission Agency, Refunding, California Oregon Project, Series A	5.000%	5/1/39	1,500,000	1,801,155
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	700,000	560,000	*(e)
Series A	5.050%	7/1/42	170,000	136,000	*(e)
Series XX	5.250%	7/1/40	1,550,000	1,243,875	*(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/35	2,000,000	2,614,900
Series A, Refunding	5.000%	10/1/48	1,250,000	1,577,663
Santa Clara, CA, Electric Revenue:
Series A, Refunding	5.375%	7/1/29	1,555,000	1,678,016
Series A, Refunding	5.000%	7/1/30	3,500,000	3,752,525
Total Power				34,584,353
Pre-Refunded/Escrowed to Maturity—13.1%
California State Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics, Series A-2, Refunding	5.250%	11/15/40	7,500,000	8,209,875	(f)
Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized	7.750%	5/1/22	95,000	103,319	(c)(g)
Imperial Irrigation District, CA, Electric System Revenue, Series A, Refunding	5.500%	11/1/41	6,000,000	6,318,660	(f)
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,500,000	6,122,325	(f)

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — continued
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario, CA, Redevelopment Project No. 1, NATL	5.800%	8/1/23	$2,190,000	$2,429,214	(g)
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,088,200	(f)
Redding, CA, Electric System Revenue, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	590,000	639,241	(g)
Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA - Collateralized, Series A	7.800%	5/1/21	1,000,000	1,106,440	(c)(g)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series A	5.000%	6/1/32	18,000,000	18,540,000	(f)
San Bernardino County, CA, COP, Capital Facilities Project, Series B	6.875%	8/1/24	2,000,000	2,343,200	(g)
Santa Ana, CA, Financing Authority Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	1,435,000	1,653,708	(g)
Sequoia, CA, Healthcare District Revenue	5.375%	8/15/23	620,000	681,151	(g)
Total Pre-Refunded/Escrowed to Maturity				58,235,333
Special Tax Obligation — 7.2%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	1,750,000	1,990,012
Irvine, CA, USD, District No. 2009-1, BAM, Series A	4.000%	9/1/49	2,000,000	2,278,520	(d)
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	4,000,000	5,216,800
Transit Improvements, Series A	5.000%	7/1/44	1,500,000	1,886,580
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,140,000	2,336,966
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/39	10,000,000	12,650,000
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	1,500,000	1,800,300
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,550,000	3,559,159
Total Special Tax Obligation				31,718,337

See Notes to Financial Statements.

10	Western Asset California Municipals Fund 2019 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
State General Obligation — 2.6%
California State, GO:
Various Purpose	5.000%	10/1/48	$5,000,000	$6,281,200
Various Purpose, Refunding	5.000%	4/1/29	4,000,000	5,359,200
Total State General Obligation				11,640,400
Transportation — 5.8%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	6,500,000	7,763,795
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.450%	4/1/24	500,000	514,875	(h)(i)
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/45	2,085,000	2,369,603
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/44	4,000,000	4,838,200	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/38	3,250,000	4,053,985	(c)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	223,882
Senior Lien, Series A	5.750%	6/1/48	500,000	558,725
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series E	4.000%	5/1/50	5,000,000	5,618,900	(c)(d)
Total Transportation				25,941,965
Water & Sewer — 12.7%
California Infrastructure & Economic Development Bank Revenue, Green Bond, Clean Water State Revolving Fund, Series B	5.000%	10/1/48	4,000,000	4,969,400
Contra Costa County, CA, Water District Revenue, Series R, Refunding	5.000%	10/1/43	2,000,000	2,291,660
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	3,000,000	3,675,960
Fillmore, CA, Wastewater Revenue, Refunding, AGM	5.000%	5/1/47	4,500,000	5,395,365
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series B, Refunding	5.000%	7/1/43	10,000,000	11,062,000

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	$1,000,000	$1,299,460
Refunding	5.000%	1/1/39	3,500,000	4,513,285
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	610,000	640,500
Richmond, CA, Wastewater Revenue:
Series B, Refunding	4.000%	8/1/36	1,275,000	1,508,746
Series B, Refunding	4.000%	8/1/38	1,485,000	1,740,034
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/36	1,000,000	1,285,490
Series A, Refunding	5.000%	8/1/37	3,350,000	4,282,707
San Mateo, CA, Foster City Public Financing Authority, Wastewater Revenue	5.000%	8/1/49	3,500,000	4,473,560
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/43	3,000,000	3,761,730
Series 2018	5.000%	8/1/48	2,000,000	2,489,580
Stockton, CA, Public Financing Authority Revenue, Green Bond, Series A, Refunding, BAM	5.000%	10/1/36	2,200,000	2,780,184
Total Water & Sewer				56,169,661
Total Investments before Short-Term Investments (Cost — $396,015,808)				443,878,879
Short-Term Investments — 0.9%
Municipal Bonds — 0.9%
Health Care — 0.7%
California Statewide CDA Revenue, Kaiser Permanente, Series C-2	1.320%	4/1/46	900,000	900,000	(j)(k)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	1.360%	12/1/39	300,000	300,000	(j)(k)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, Series B, SPA - JPMorgan Chase & Co.	1.370%	11/1/34	1,900,000	1,900,000	(j)(k)
Total Health Care				3,100,000
Housing — 0.0%
San Diego, CA, Housing Authority Revenue, Studio 15, Series B, LOC - Citibank N.A.	1.430%	10/1/39	100,000	100,000	(c)(j)(k)

See Notes to Financial Statements.

12	Western Asset California Municipals Fund 2019 Semi-Annual Report

Western Asset California Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Other — 0.2%
California State PCFA, Solid Waste Disposal Revenue, Edco Disposal Corp. Project, Series A, LOC - Wells Fargo Bank N.A.	1.430%	10/1/37	$345,000	$345,000	(c)(j)(k)
Emery County, UT, PCR, PacifiCorp. Project, Refunding	1.460%	11/1/24	400,000	400,000	(j)(k)
Total Other				745,000
Pollution — 0.0%
St. Lucie, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project	1.500%	5/1/24	100,000	100,000	(c)(j)(k)
Total Short-Term Investments (Cost — $4,045,000)				4,045,000
Total Investments — 101.1% (Cost — $400,060,808)				447,923,879
Liabilities in Excess of Other Assets — (1.1)%				(4,938,383)
Total Net Assets — 100.0%				$442,985,496

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on these securities is currently in default as of August 31, 2019.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	Maturity date shown represents the mandatory tender date.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset California Municipals Fund

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

CMI	— California Mortgage Insurance Program — Insured Bonds

COP	— Certificates of Participation

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

RIBS	— Residual Interest Bonds

SAVRS	— Selected Auction Variable Rate Securities

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

USD	— Unified School District

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	39	12/19	$7,689,989	$7,700,063	$(10,074)

See Notes to Financial Statements.

14	Western Asset California Municipals Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments, at value (Cost — $400,060,808)	$447,923,879
Cash	7,476
Interest receivable	4,561,754
Receivable for securities sold	2,425,542
Receivable for Fund shares sold	141,533
Prepaid expenses	29,086
Total Assets	455,089,270

Liabilities:
Payable for securities purchased	10,910,414
Payable for Fund shares repurchased	675,068
Investment management fee payable	183,812
Distributions payable	103,300
Service and/or distribution fees payable	62,144
Payable to broker — variation margin on open futures contracts	8,531
Trustees’ fees payable	1,527
Accrued expenses	158,978
Total Liabilities	12,103,774
Total Net Assets	$442,985,496

Net Assets:
Par value (Note 7)	$271
Paid-in capital in excess of par value	394,144,039
Total distributable earnings (loss)	48,841,186
Total Net Assets	$442,985,496

Net Assets:
Class A	$351,692,444
Class C	$29,857,222
Class I	$61,108,675
Class IS	$327,155

Shares Outstanding:
Class A	21,485,445
Class C	1,829,074
Class I	3,733,179
Class IS	19,991

Net Asset Value:
Class A (and redemption price)	$ 16.37
Class C*	$ 16.32
Class I (and redemption price)	$ 16.37
Class IS (and redemption price)	$ 16.37
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$ 17.10

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest	$8,894,995

Expenses:
Investment management fee (Note 2)	1,080,390
Service and/or distribution fees (Notes 2 and 5)	394,713
Transfer agent fees (Note 5)	133,645
Fund accounting fees	36,636
Registration fees	35,387
Legal fees	27,795
Audit and tax fees	18,492
Shareholder reports	15,560
Trustees’ fees	5,422
Insurance	3,385
Commitment fees (Note 8)	2,463
Custody fees	2,389
Interest expense	2,213
Miscellaneous expenses	5,663
Total Expenses	1,764,153
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(10,398)
Net Expenses	1,753,755
Net Investment Income	7,141,240

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	1,293,568
Futures contracts	(1,301,334)
Net Realized Loss	(7,766)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	21,396,583
Futures contracts	(107,507)
Change in Net Unrealized Appreciation (Depreciation)	21,289,076
Net Gain on Investments and Futures Contracts	21,281,310
Increase in Net Assets From Operations	$28,422,550

See Notes to Financial Statements.

16	Western Asset California Municipals Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$7,141,240	$17,392,324
Net realized gain (loss)	(7,766)	1,242,208
Change in net unrealized appreciation (depreciation)	21,289,076	(4,302,020)
Increase in Net Assets From Operations	28,422,550	14,332,512

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,162,726)	(17,322,279)
Decrease in Net Assets From Distributions to Shareholders	(7,162,726)	(17,322,279)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	62,694,435	54,216,258
Reinvestment of distributions	6,534,393	15,985,478
Cost of shares repurchased	(67,286,159)	(169,894,761)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,942,669	(99,693,025)
Increase (Decrease) in Net Assets	23,202,493	(102,682,792)

Net Assets:
Beginning of period	419,783,003	522,465,795
End of period	$442,985,496	$419,783,003

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$15.58	$15.66	$15.92	$16.59	$16.83	$16.32

Income (loss) from operations:
Net investment income	0.27	0.57	0.61	0.64	0.70	0.71
Net realized and unrealized gain (loss)	0.79	(0.08)	(0.26)	(0.68)	(0.24)	0.50
Total income (loss) from operations	1.06	0.49	0.35	(0.04)	0.46	1.21

Less distributions from:
Net investment income	(0.27)	(0.57)	(0.61)	(0.63)	(0.70)	(0.70)
Total distributions	(0.27)	(0.57)	(0.61)	(0.63)	(0.70)	(0.70)

Net asset value, end of period	$16.37	$15.58	$15.66	$15.92	$16.59	$16.83
Total return[4]	6.82%	3.18%	2.22%	(0.27)%	2.85%	7.53%

Net assets, end of period (millions)	$ 352	$ 302	$ 359	$ 395	$ 433	$ 453

Ratios to average net assets:
Gross expenses	0.78%[5]	0.79%	0.75%	0.73%	0.72%	0.72%
Net expenses	0.78 [5,6]	0.79 [6]	0.75 [6]	0.73	0.72	0.72
Net investment income	3.33 [5]	3.67	3.80	3.87	4.25	4.23

Portfolio turnover rate	10%	20%	21%	19%	9%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset California Municipals Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$15.54	$15.62	$15.88	$16.54	$16.79	$16.28

Income (loss) from operations:
Net investment income	0.22	0.48	0.52	0.54	0.61	0.61
Net realized and unrealized gain (loss)	0.78	(0.08)	(0.26)	(0.66)	(0.25)	0.50
Total income (loss) from operations	1.00	0.40	0.26	(0.12)	0.36	1.11

Less distributions from:
Net investment income	(0.22)	(0.48)	(0.52)	(0.54)	(0.61)	(0.60)
Total distributions	(0.22)	(0.48)	(0.52)	(0.54)	(0.61)	(0.60)

Net asset value, end of period	$ 16.32	$ 15.54	$ 15.62	$ 15.88	$ 16.54	$ 16.79
Total return[4]	6.53%	2.62%	1.65%	(0.78)%	2.22%	6.94%

Net assets, end of period (000s)	$29,857	$57,313	$69,271	$76,650	$76,170	$72,029

Ratios to average net assets:
Gross expenses	1.36%[5]	1.34%	1.31%	1.29%	1.28%	1.29%
Net expenses	1.35 [5,6]	1.34	1.31 [6]	1.29	1.28	1.29
Net investment income	2.78 [5]	3.12	3.24	3.30	3.69	3.66

Portfolio turnover rate	10%	20%	21%	19%	9%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$ 15.58	$ 15.66	$ 15.92	$ 16.59	$ 16.83	$ 16.32

Income (loss) from operations:
Net investment income	0.28	0.60	0.63	0.66	0.72	0.73
Net realized and unrealized gain (loss)	0.79	(0.08)	(0.25)	(0.68)	(0.24)	0.50
Total income (loss) from operations	1.07	0.52	0.38	(0.02)	0.48	1.23

Less distributions from:
Net investment income	(0.28)	(0.60)	(0.64)	(0.65)	(0.72)	(0.72)
Total distributions	(0.28)	(0.60)	(0.64)	(0.65)	(0.72)	(0.72)

Net asset value, end of period	$ 16.37	$ 15.58	$ 15.66	$ 15.92	$ 16.59	$ 16.83
Total return[4]	6.92%	3.38%	2.38%	(0.15)%	2.98%	7.66%

Net assets, end of period (000s)	$61,109	$60,630	$94,471	$94,154	$83,377	$82,062

Ratios to average net assets:
Gross expenses	0.63%[5]	0.64%	0.64%	0.68%	0.65%	0.70%
Net expenses[6,7]	0.60 [5]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.52 [5]	3.86	3.95	3.99	4.37	4.36

Portfolio turnover rate	10%	20%	21%	19%	9%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

20	Western Asset California Municipals Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2019[2]

Net asset value, beginning of period	$16.29

Income from operations:
Net investment income	0.03
Net realized and unrealized gain	0.08
Total income from operations	0.11

Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$16.37
Total return[3]	0.67%

Net assets, end of period (000s)	$327

Ratios to average net assets:
Gross expenses[4]	0.57%
Net expenses[4,5,6]	0.55
Net investment income[4]	3.29

Portfolio turnover rate[7]	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period August 9, 2019 (inception date) to August 31, 2019.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	For the period ended August 31, 2019.

See Notes to Financial Statements.

Western Asset California Municipals Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

22	Western Asset California Municipals Fund 2019 Semi-Annual Report

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset California Municipals Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$443,878,879	—	$443,878,879
Short-Term Investments†	—	4,045,000	—	4,045,000
Total Investments	—	$447,923,879	—	$447,923,879

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$10,074	—	—	$10,074

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

24	Western Asset California Municipals Fund 2019 Semi-Annual Report

(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset California Municipals Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

26	Western Asset California Municipals Fund 2019 Semi-Annual Report

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.500%
Over $500 million	0.480

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $10,398.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption

Western Asset California Municipals Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$24,775
CDSCs	47

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2019, such purchase and sale transactions (excluding accrued interest) were $32,210,000 and $41,700,000, respectively.

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$51,246,466
Sales	41,871,801

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$400,060,808	$47,865,034	$(1,963)	$47,863,071
Futures contracts	—	—	(10,074)	(10,074)

28	Western Asset California Municipals Fund 2019 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2019.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$10,074

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(1,301,334)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(107,507)

During the six months ended August 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$6,798,362

5. Class specific expenses, waivers and/ or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset California Municipals Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

For the six months ended August 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$247,128	†	$98,793
Class C	147,585		18,252
Class I	—		16,599
Class IS1	—		1
Total	$394,713		$133,645

†	Amount shown is exclusive of expense reimbursements. For the six months ended August 31, 2019, the service and/or distribution fees reimbursed amounted to $49 for Class A shares.
[1]	For the period August 9, 2019 (inception date) to August 31, 2019.

For the six months ended August 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,237
Class C	186
Class I	7,972
Class IS1	3
Total	$10,398

[1]	For the period August 9, 2019 (inception date) to August 31, 2019.

6. Distributions to shareholders by class

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Net Investment Income:
Class A	$5,510,506	$12,097,008
Class C	585,170	1,929,980
Class I	1,066,399	3,295,291
Class IS1	651	—
Total	$7,162,726	$17,322,279

[1]	For the period August 9, 2019 (inception date) to August 31, 2019.

7. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

30	Western Asset California Municipals Fund 2019 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2019		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount

Class A
Shares sold	3,401,150	$54,179,377	1,187,435	$18,493,008
Shares issued on reinvestment	319,627	5,125,925	725,119	11,308,440
Shares repurchased	(1,609,962)	(25,713,779)	(5,439,843)	(84,665,601)
Net increase (decrease)	2,110,815	$33,591,523	(3,527,289)	$(54,864,153)

Class C
Shares sold	90,028	$1,431,027	424,111	$6,573,398
Shares issued on reinvestment	30,946	493,192	109,098	1,697,098
Shares repurchased	(1,980,826)	(31,406,879)	(1,278,421)	(19,871,817)
Net decrease	(1,859,852)	$(29,482,660)	(745,212)	$(11,601,321)

Class I
Shares sold	423,737	$6,738,968	1,871,165	$29,149,852
Shares issued on reinvestment	57,052	914,656	191,092	2,979,940
Shares repurchased	(639,292)	(10,145,358)	(4,201,980)	(65,357,343)
Net decrease	(158,503)	$(2,491,734)	(2,139,723)	$(33,227,551)

Class IS1
Shares sold	21,182	$345,063	—	—
Shares issued on reinvestment	39	620	—	—
Shares repurchased	(1,230)	(20,143)	—	—
Net increase	19,991	$325,540	—	—

[1]	For the period August 9, 2019 (inception date) to August 31, 2019.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $2,463. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

Western Asset California Municipals Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

32	Western Asset California Municipals Fund 2019 Semi-Annual Report

Western Asset

California Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset California Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset California Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s web-site at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0434 10/19 SR19-3720

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 23, 2019